SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020.

MFS® Lifetime® 2035 Fund

Effective immediately, the following is added after the seventh paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund target allocations of the fund. The transition to the revised underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	23.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	3.3%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Total Return Bond Fund	4.0%
International Stock Funds:	18.8%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Blended Research International Equity Fund	8.1%
MFS Emerging Markets Equity Fund	0.4%
MFS International Growth Fund	2.3%
MFS International Intrinsic Value Fund	2.3%
MFS International New Discovery Fund	1.8%
MFS Research International Fund	3.4%
U.S. Stock Funds:	50.2%
MFS Blended Research Core Equity Fund	4.8%
MFS Blended Research Growth Equity Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	8.7%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS Blended Research Value Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	4.8%
MFS Value Fund	4.8%
Specialty Funds:	7.7%
MFS Commodity Strategy Fund	3.8%
MFS Global Real Estate Fund	3.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Effective immediately, the following is added after the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks":

The Board of Trustees of the fund has approved modifications to the underlying fund target allocations of the fund. The transition to the revised underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among asset classes is expected to be:

Bond Funds	23.3%
International Stock Funds	18.8%
U.S. Stock Funds	50.2%
Specialty Funds	7.7%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target asset class allocations presented in the table may not total 100%.

Effective immediately, the following is added after the ninth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks":

The Board of Trustees of the fund has approved modifications to the underlying fund target allocations of the fund. The transition to the revised underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

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MFS Lifetime 2035 Fund

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	23.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Bond Fund*	3.3%
MFS High Income Fund	4.0%
MFS Inflation-Adjusted Bond Fund	5.3%
MFS Total Return Bond Fund	4.0%
International Stock Funds:	18.8%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Blended Research International Equity Fund	8.1%
MFS Emerging Markets Equity Fund	0.4%
MFS International Growth Fund	2.3%
MFS International Intrinsic Value Fund	2.3%
MFS International New Discovery Fund	1.8%
MFS Research International Fund	3.4%
U.S. Stock Funds:	50.2%
MFS Blended Research Core Equity Fund	4.8%
MFS Blended Research Growth Equity Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	8.7%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS Blended Research Value Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Research Fund	4.8%
MFS Value Fund	4.8%
Specialty Funds:	7.7%
MFS Commodity Strategy Fund	3.8%
MFS Global Real Estate Fund	3.8%

* Effective April 30, 2021, the name of MFS Global Bond Fund will change to MFS Global Opportunistic Bond Fund.

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

Effective April 30, 2021, the section entitled "MFS Global Bond Fund" under the main heading entitled "Appendix B – Description of Underlying Funds" is restated in its entirety as follows:

MFS Global Opportunistic Bond Fund

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in debt instruments of U.S. and foreign issuers, including emerging markets issuers.

While MFS may invest the fund’s assets in debt instruments of any type, MFS generally focuses on debt instruments of issuers located in developed markets.

MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) less 15%.

MFS may invest up to 35% of the fund’s assets in any industry that accounts for more than 20% of the global bond market as measured by an index determined by MFS to be an appropriate measure of the global bond market, currently the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged).

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the fund, MFS also considers top-down factors, including sector and regional allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

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